Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional Income Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Sep. 23, 2015